INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (225,429)	$ (87,045)	$ 14,345
Foreign	(50,945)	25,397	6,853
Income (Loss) Before Income Taxes	$ (276,374)	$ (61,648)	$ 21,198